NEUBERGER BERMAN INCOME FUNDS(R)

LEHMAN BROTHERS MUNICIPAL MONEY FUND AND
LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND:
        INVESTOR CLASS

SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2006


CHANGE IN PORTFOLIO MANAGERS
----------------------------

THE FOLLOWING WILL REPLACE THE "PORTFOLIO MANAGER" SECTION FOR LEHMAN BROTHERS MUNICIPAL MONEY AND LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND ON PAGES 5 AND 11 OF THE PROSPECTUS:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


CHANGE IN PROCESSING OF ORDERS ON DAYS WHEN FINANCIAL OR BOND MARKETS CLOSE
EARLY
---------------------------------------------------------------------------

IF THE FINANCIAL MARKETS OR BOND MARKETS CLOSE EARLY, ORDERS TO PURCHASE OR SELL SHARES OF EACH FUND MUST BE RECEIVED PRIOR TO SUCH EARLIER CLOSING TIMES IN ORDER TO BE PROCESSED THAT DAY (AS OPPOSED TO THE PREVIOUSLY-DISCLOSED POLICY THAT ORDERS MUST BE RECEIVED BY 1:00 P.M., EASTERN TIME, IN ORDER TO BE PROCESSED THAT DAY).

THE FOLLOWING PARAGRAPH WILL REPLACE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "SHARE PRICES" ON PAGE 15 OF THE PROSPECTUS:

The Funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.

INVESTMENT POLICIES AND STRATEGIES
----------------------------------

THE FOLLOWING PARAGRAPH WILL REPLACE THE FIRST PARAGRAPH IN THE SECTION ENTITLED "MONEY MARKET FUNDS" ON PAGE 1 AND 7 OF THE PROSPECTUS:

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


MARKET TIMING POLICY
--------------------

THE FOLLOWING PARAGRAPH WILL BE INSERTED AT THE END OF THE SECTION ENTITLED "MARKET TIMING" ON PAGE 14 OF THE PROSPECTUS:

In light of the nature and high quality of the Funds' investments and their investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of the Funds' shares ("market-timing activities"). It is expected that the Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


THE DATE OF THIS SUPPLEMENT IS DECEMBER 22, 2006.


                                           NEUBERGER BERMAN MANAGEMENT INC.
                                           605 Third Avenue,  2nd Floor
                                           New York, NY  10158-0180
                                           Broker/Dealer and Institutional
                                           Support Services:  888-556-9030
                                           Web site:  www.lehmanam.com

NEUBERGER BERMAN INCOME FUNDS(R)
NATIONAL MUNICIPAL MONEY FUND AND TAX-FREE MONEY FUND:
        RESERVE CLASS

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 19, 2005


CHANGE IN PORTFOLIO MANAGERS
----------------------------

THE FOLLOWING WILL REPLACE THE "PORTFOLIO MANAGER" SECTION FOR NATIONAL MUNICIPAL MONEY FUND AND TAX-FREE MONEY FUND ON PAGES 5 AND 11 OF THE
PROSPECTUS:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


CHANGE IN TIME BY WHICH PAYMENT MUST BE RECEIVED AND CONVERTED TO "FEDERAL FUNDS" AND PROCESSING OF ORDERS ON DAYS WHEN FINANCIAL OR BOND MARKETS CLOSE EARLY
----------------------------------------------------------------------------

EACH FUND HAS CHANGED TO 6:00 P.M., EASTERN TIME, THE TIME BY WHICH YOUR PAYMENT FOR SHARES PURCHASED MUST BE CONVERTED TO "FEDERAL FUNDS" TO RECEIVE A DIVIDEND FOR THAT DAY (AS OPPOSED TO THE PREVIOUSLY-DISCLOSED TIME OF 3:00 P.M., EASTERN
TIME). FOR EACH OF THESE FUNDS, YOUR PAYMENT MUST BE RECEIVED BY THE CLOSE OF THE FEDERAL RESERVE WIRE SYSTEM (6:00 P.M., EASTERN TIME) FOR YOUR ORDER TO BE PROCESSED ON THE SAME DAY YOUR ORDER IS RECEIVED. (THERE IS NO CHANGE TO THE TIME AT WHICH EACH FUND CALCULATES ITS SHARE PRICE (3:00 P.M., EASTERN TIME) OR THE TIME BY WHICH BUY AND SELL ORDERS WILL BE ACCEPTED BY THE FUND (3:00 P.M., EASTERN TIME).)

ADDITIONALLY, IF THE FINANCIAL MARKETS OR BOND MARKETS CLOSE EARLY, ORDERS TO PURCHASE OR SELL SHARES OF A FUND MUST BE RECEIVED PRIOR TO SUCH EARLIER CLOSING TIMES IN ORDER TO BE PROCESSED THAT DAY (AS OPPOSED TO THE PREVIOUSLY-DISCLOSED POLICY THAT ORDERS MUST BE RECEIVED BY 1:00 P.M., EASTERN TIME, IN ORDER TO BE PROCESSED THAT DAY).

THE FOLLOWING PARAGRAPH WILL REPLACE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER" ON PAGES 13-14 OF THE PROSPECTUS:

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your payment for the shares. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the Funds, dividends are first earned or accrued the day your purchase order is accepted.

THE FOLLOWING WILL REPLACE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "SHARE PRICES" ON PAGE 20 OF THE PROSPECTUS:

The Funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons.


INVESTMENT POLICIES AND STRATEGIES
----------------------------------

THE FOLLOWING WILL REPLACE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "MONEY MARKET FUNDS" ON PAGE 1 AND 7 OF THE PROSPECTUS:

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


MARKET TIMING POLICY
--------------------

THE FOLLOWING WILL REPLACE THE SECTION ENTITLED "MARKET TIMING" ON PAGE 17 OF THE PROSPECTUS:

In light of the nature and high quality of the Funds' investments and the Funds' investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities"). It is expected that the Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

THE DATE OF THIS SUPPLEMENT IS DECEMBER 22, 2006.


                                           NEUBERGER BERMAN MANAGEMENT INC.
                                           605 Third Avenue,  2nd Floor
                                           New York, NY  10158-0180
                                           Broker/Dealer and Institutional
                                           Support Services:  888-556-9030
                                           Web site:  www.lehmanam.com

NEUBERGER BERMAN INCOME FUNDS(R)

LEHMAN BROTHERS MUNICIPAL MONEY FUND:
        INVESTOR CLASS

SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2006


CHANGE IN PORTFOLIO MANAGERS
----------------------------

THE FOLLOWING WILL REPLACE THE "PORTFOLIO MANAGER" SECTION FOR LEHMAN BROTHERS MUNICIPAL MONEY ON PAGE 5 OF THE PROSPECTUS:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


CHANGE IN TIME BY WHICH PAYMENT MUST BE RECEIVED AND CONVERTED TO "FEDERAL FUNDS" AND PROCESSING OF ORDERS ON DAYS WHEN FINANCIAL OR BOND MARKETS CLOSE EARLY
-------------------------------------------------------------------------------

THE FUND HAS CHANGED TO 6:00 P.M., EASTERN TIME, THE TIME BY WHICH YOUR PAYMENT FOR SHARES PURCHASED MUST BE CONVERTED TO "FEDERAL FUNDS" TO RECEIVE A DIVIDEND FOR THAT DAY (AS OPPOSED TO THE PREVIOUSLY-DISCLOSED TIME OF 3:00 P.M., EASTERN
TIME). YOUR PAYMENT MUST BE RECEIVED BY THE CLOSE OF THE FEDERAL RESERVE WIRE SYSTEM (6:00 P.M., EASTERN TIME) FOR YOUR ORDER TO BE PROCESSED ON THE SAME DAY YOUR ORDER IS RECEIVED. (THERE IS NO CHANGE TO THE TIME AT WHICH THE FUND CALCULATES ITS SHARE PRICE (3:00 P.M., EASTERN TIME) OR THE TIME BY WHICH BUY AND SELL ORDERS WILL BE ACCEPTED BY THE FUND (3:00 P.M., EASTERN TIME).)

ADDITIONALLY, IF THE FINANCIAL MARKETS OR BOND MARKETS CLOSE EARLY, ORDERS TO PURCHASE OR SELL SHARES OF THE FUND MUST BE RECEIVED PRIOR TO SUCH EARLIER CLOSING TIMES IN ORDER TO BE PROCESSED THAT DAY (AS OPPOSED TO THE PREVIOUSLY-DISCLOSED POLICY THAT ORDERS MUST BE RECEIVED BY 1:00 P.M., EASTERN TIME, IN ORDER TO BE PROCESSED THAT DAY).

THE FOLLOWING WILL REPLACE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER" ON PAGES 7-8 OF THE PROSPECTUS:

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Fund's transfer agent has received your check or other payment for the shares. In addition, if you have established a systematic investment program ("SIP") with the Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m. will accrue a dividend the same day. Normally, for the Fund, dividends are first earned or accrued the day your purchase order is accepted.

THE FOLLOWING PARAGRAPH WILL REPLACE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "SHARE PRICES" ON PAGE 14 OF THE PROSPECTUS:

The Fund is open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Fund may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.


INVESTMENT POLICIES AND STRATEGIES
----------------------------------

THE FOLLOWING PARAGRAPH WILL REPLACE THE FIRST PARAGRAPH IN THE SECTION ENTITLED "MONEY MARKET FUNDS" ON PAGE 1 OF THE PROSPECTUS:

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


MARKET TIMING POLICY
--------------------

THE FOLLOWING PARAGRAPH WILL BE INSERTED AT THE END OF THE SECTION ENTITLED "MARKET TIMING" ON PAGE 10 OF THE PROSPECTUS:

In light of the nature and high quality of the Fund's investments and their investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of the Fund's shares ("market-timing activities"). It is expected that the Fund will be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


THE DATE OF THIS SUPPLEMENT IS DECEMBER 22, 2006.


                                           NEUBERGER BERMAN MANAGEMENT INC.
                                           605 Third Avenue,  2nd Floor
                                           New York, NY  10158-0180
                                           Broker/Dealer and Institutional
                                           Support Services:  888-556-9030
                                           Web site:  www.lehmanam.com
                                           INSTITUTIONAL SERVICES
                                           800.366.6264
                                           WWW.NB.COM

NEUBERGER BERMAN INCOME FUNDS(R)
INVESTOR CLASS AND NEUBERGER BERMAN INVESTOR CLASS

SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2006


CHANGE IN PORTFOLIO MANAGERS
----------------------------

THE FOLLOWING WILL REPLACE THE "PORTFOLIO MANAGER" SECTION FOR NEUBERGER BERMAN CASH RESERVES AND NEUBERGER BERMAN GOVERNMENT MONEY FUND ON PAGES 5-6 AND 11-12 OF THE PROSPECTUS:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

THE FOLLOWING WILL REPLACE THE "PORTFOLIO MANAGER" SECTION FOR LEHMAN BROTHERS MUNICIPAL MONEY FUND ON PAGES 34-35 OF THE PROSPECTUS:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


CONVERSION OF NEUBERGER BERMAN GOVERNMENT MONEY FUND TO MASTER-FEEDER STRUCTURE
-------------------------------------------------------------------------------

On December 13, 2006, the Trust's Board of Trustees approved the conversion of Neuberger Berman Government Money Fund to the "master-feeder" structure. The conversion is expected to occur on February 28, 2007. Under the master-feeder structure, rather than investing directly in securities, the Fund would be a "feeder fund," meaning that it would invest in a corresponding "master series." The master series in turn invests in securities, using the strategies described in the Fund's prospectus.

Following the conversion, Neuberger Berman Management Inc. will continue to serve as Neuberger Berman Government Money Fund's investment manager. The Fund will continue to be managed by the same portfolio managers according to the same investment objectives, policies and strategies currently in place for the Fund.

As a result of the conversion, Neuberger Berman Government Money Fund's investment management fee will be contractually lowered to 0.08% of the Fund's average net assets. (Previously, the investment management fee was 0.10% of the Fund's average net assets and since December 27, 2004, Neuberger Berman Management Inc. voluntarily waived 0.02% of that fee.) Beginning as of the date of the conversion, Neuberger Berman Management Inc. has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Fund for at least one year following the conversion, so that the total annual operating expenses of the Fund are limited to 0.45% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. The Fund will be responsible for repaying Neuberger Berman Management Inc. for fees and expenses foregone or reimbursed provided the repayment does not cause the annual operating expenses of the Fund to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which Neuberger Berman Management Inc. incurred the expense.


CHANGE IN PRICING TIME FOR NEUBERGER BERMAN GOVERNMENT MONEY FUND; CHANGE IN
----------------------------------------------------------------------------
TIME BY WHICH PAYMENT MUST BE RECEIVED AND CONVERTED TO "FEDERAL FUNDS"
-----------------------------------------------------------------------
APPLICABLE TO NEUBERGER BERMAN CASH RESERVES, NEUBERGER BERMAN GOVERNMENT MONEY
-------------------------------------------------------------------------------
FUND AND LEHMAN BROTHERS MUNICIPAL MONEY FUND; AND PROCESSING OF ORDERS ON DAYS
-------------------------------------------------------------------------------
WHEN FINANCIAL OR BOND MARKETS CLOSE EARLY
------------------------------------------

NEUBERGER BERMAN GOVERNMENT MONEY FUND HAS CHANGED THE TIME AT WHICH IT PRICES ITS SHARES FROM 12:00 NOON, EASTERN TIME, TO 5:00 P.M., EASTERN TIME. ORDERS TO PURCHASE OR SELL SHARES OF NEUBERGER BERMAN GOVERNMENT FUND MUST BE RECEIVED IN GOOD ORDER BY 5:00 P.M., EASTERN TIME, IN ORDER TO BE PROCESSED THAT DAY.

IN ADDITION, EACH OF NEUBERGER BERMAN CASH RESERVES, NEUBERGER BERMAN GOVERNMENT MONEY FUND AND LEHMAN BROTHERS MUNICIPAL MONEY FUND HAS CHANGED TO 6:00 P.M., EASTERN TIME, THE TIME BY WHICH YOUR PAYMENT FOR SHARES PURCHASED MUST BE CONVERTED TO "FEDERAL FUNDS" TO RECEIVE A DIVIDEND FOR THAT DAY (AS OPPOSED TO THE PREVIOUSLY-DISCLOSED TIMES OF 12:00 NOON, EASTERN TIME, FOR NEUBERGER BERMAN CASH RESERVES AND NEUBERGER BERMAN GOVERNMENT MONEY FUND AND 3:00 P.M., EASTERN TIME, FOR LEHMAN BROTHERS MUNICIPAL MONEY FUND). FOR EACH OF THESE FUNDS, YOUR PAYMENT MUST BE RECEIVED BY THE CLOSE OF THE FEDERAL RESERVE WIRE SYSTEM (6:00 P.M., EASTERN TIME) FOR YOUR ORDER TO BE PROCESSED ON THE SAME DAY YOUR ORDER IS RECEIVED.

ADDITIONALLY, IF THE FINANCIAL MARKETS OR BOND MARKETS CLOSE EARLY, ORDERS TO PURCHASE OR SELL SHARES OF NEUBERGER BERMAN CASH RESERVES, NEUBERGER BERMAN GOVERNMENT MONEY FUND AND LEHMAN BROTHERS MUNICIPAL MONEY FUND MUST BE RECEIVED PRIOR TO SUCH EARLIER CLOSING TIMES IN ORDER TO BE PROCESSED THAT DAY (AS OPPOSED TO THE PREVIOUSLY-DISCLOSED POLICY THAT ORDERS MUST BE RECEIVED BY 1:00 P.M., EASTERN TIME, IN ORDER TO BE PROCESSED THAT DAY).

THE FOLLOWING PARAGRAPH WILL REPLACE THE THIRD AND FOURTH PARAGRAPHS IN THE SECTION ENTITLED "SHARE PRICES" ON PAGE 50 OF THE PROSPECTUS:

Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Lehman Brothers Municipal Money Fund are also closed for business on days the Federal Reserve Wire System ("Federal Reserve") is closed. The Federal Reserve is closed on all national holidays, Columbus Day, and Veterans Day. Fund shares will not be priced on those days or any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by 1:00 p.m., Eastern time, in order to be processed that day, except that for Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Lehman Brothers Municipal Money Fund, orders received after such earlier closing times will be processed the following business day.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders).We cannot accept your purchase order until payment has been received. On each business day, Neuberger Berman Cash Reserves calculates its share price at noon, Eastern time, Lehman Brothers Municipal Money Fund calculates its share price at 3:00 p.m., Eastern time, and Neuberger Berman Government Money Fund calculates its share price at 5:00 p.m., Eastern time. Each bond fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m., Eastern time. Orders to purchase or sell shares of a fund must be received in good order by the time at which the fund prices its shares in order to be processed that day. If you use an investment provider, you should check with it to find out by what time your order must be received by your investment provider so that it can be processed the same day. Depending on when it accepts orders, it's possible that a fund's share price could change on days when you are unable to buy or sell shares.

THE FOLLOWING SENTENCES WILL REPLACE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "MAINTAINING YOUR ACCOUNT" ON PAGE 55 OF THE PROSPECTUS:

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In the case of Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund, and Lehman Brothers Municipal Money Fund, Neuberger Berman Management Inc. will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). For all other Funds, in the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur. Money market fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the bond funds, dividends are first earned or accrued the day after your purchase order is accepted.


INVESTMENT POLICIES AND STRATEGIES OF NEUBERGER BERMAN CASH RESERVES AND RELATED
--------------------------------------------------------------------------------
RISKS
-----

THE FOLLOWING WILL REPLACE THE THIRD PARAGRAPH OF THE "GOAL & STRATEGY" SECTION OF NEUBERGER BERMAN CASH RESERVES ON PAGE 2 OF THE PROSPECTUS:

The Fund also may invest in corporate bonds and commercial paper, securities issued by or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, variable and floating rate instruments, repurchase agreements on non-financial services obligations or other securities, and the securities of other investment companies.

THE FOLLOWING WILL REPLACE THE FOURTH PARAGRAPH UNDER "MAIN RISKS" ON PAGE 3 OF THE PROSPECTUS:

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Fund to some risk.


INVESTMENT POLICIES AND STRATEGIES OF NEUBERGER BERMAN GOVERNMENT MONEY FUND AND
--------------------------------------------------------------------------------
RELATED RISKS
-------------

THE FOLLOWING WILL REPLACE THE "GOAL & STRATEGY" SECTION OF NEUBERGER BERMAN GOVERNMENT MONEY FUND ON PAGE 8 OF THE PROSPECTUS:

THE FUND SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Fund invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Fund seeks to maintain a stable $1.00 share price. A portion of the Fund's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the Portfolio Managers invest the Fund's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

THE FOLLOWING WILL REPLACE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "MONEY MARKET FUNDS" ON PAGE 8 OF THE PROSPECTUS:

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE THIRD PARAGRAPH ON PAGE 9 OF THE PROSPECTUS, DESCRIBING RISKS RELATED TO INVESTING IN REVERSE REPURCHASE AGREEMENTS AND SECURITIES LENDING, IS DELETED.


INVESTMENT POLICIES AND STRATEGIES OF LEHMAN BROTHERS MUNICIPAL MONEY FUND
--------------------------------------------------------------------------

THE FOLLOWING PARAGRAPH WILL REPLACE THE FIRST PARAGRAPH IN THE SECTION ENTITLED "MONEY MARKET FUNDS" ON PAGE 31 OF THE PROSPECTUS:

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


MARKET TIMING POLICY
--------------------

THE FOLLOWING PARAGRAPH WILL BE INSERTED AT THE END OF THE SECTION ENTITLED "MARKET TIMING" ON PAGE 61 OF THE PROSPECTUS:

In light of the nature and high quality of Neuberger Berman Cash Reserves', Neuberger Berman Government Money Fund's and Lehman Brothers Municipal Money Fund's investments and their investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to market-timing activities of these Funds' shares. It is expected that these Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Lehman Brothers Municipal Money Fund reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

The date of this supplement is December 22, 2006.


                                           NEUBERGER BERMAN
                                           A LEHMAN BROTHERS COMPANY
                                           NEUBERGER BERMAN MANAGEMENT INC.
                                           605 Third Avenue, 2nd Floor
                                           New York, NY  10158-0180
                                           SHAREHOLDER SERVICES
                                           800.877.9700
                                           INSTITUTIONAL SERVICES
                                           800.366.6264
                                           WWW.NB.COM